TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented, and to the Summary Prospectus

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Transamerica AEGON High Yield Bond VP

The following replaces the information in the Prospectus and Summary Prospectus under the section entitled “Management – Portfolio Managers” relating to Transamerica AEGON High Yield Bond VP:

Portfolio Managers:

Bradley J. Beman, CFA, Lead Portfolio Manager since 2009

Kevin Bakker, CFA, Portfolio Manager since 2009

Benjamin D. Miller, CFA, Portfolio Manager since 2009

Jim Schaeffer, Portfolio Manager since 2011

The following replaces the information in the Prospectus under the section entitled “Shareholder Information – Portfolio
Manager(s)” relating to Transamerica AEGON High Yield Bond VP:

Name/Year Joined Fund	Role	Employer	Positions Over Past Five Years
Bradley J. Beman, CFA/2009	Portfolio Manager (Lead)	AUIM	Chief Investment Officer, Senior Vice President, Director of High Yield
Kevin Bakker, CFA/2009	Portfolio Manager	AUIM	High Yield Portfolio Manager
Benjamin D. Miller, CFA/2009	Portfolio Manager	AUIM	High Yield Portfolio Manager
Jim Schaeffer/2011	Portfolio Manager	AUIM	Senior Vice President, Director of Distressed Debt

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Investors Should Retain this Supplement for Future Reference

October 14, 2011